Taxation - Summary of Unrecognized Deferred Tax Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Tax losses	€ 245,837	€ 234,538
Deductible temporary differences	48,499	30,121
Tax credits	0	0
Interest carry forward	76,377	60,249
Total	370,713	324,908
Potential tax benefit	€ 96,915	€ 84,793